Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of the Company’s Revenue from Continuing Operations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Net revenues	$ 15,920,659	$ 17,389,217	$ 23,422,006
Sales of Battery Packs, E-Bicycles, Electronic Control and Intelligent Robots [Member]
Disaggregation of Revenue [Line Items]
Net revenues	14,866,486	16,395,318	22,520,903
Maintenance Services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	184,029
Others [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 870,144	$ 993,899	$ 901,103